Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Redemption (Details) - Class A Ordinary Shares Subject to Redemption [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2008	Dec. 31, 2022
Schedule of class A ordinary shares subject to redemption [Line Items]
Gross proceeds		$ 250,000,000	$ 250,000,000
Less:
Proceeds allocated to Public Warrants		(2,087,500)	(2,087,500)
Class A ordinary shares issuance cost			(18,183,179)
Plus:
Accretion of carrying value to redemption value	$ 10,167,128	$ 29,242,197	29,242,197
Class A Ordinary Shares subject to possible redemption, December 31, 2023	$ 269,138,646		$ 258,971,518	$ 258,971,518